Financial Instruments And Risks - Summary of Credit Risk Exposure Of The Financial Instruments Under The Scope of Expected Credit Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	¥ 154,252,798	¥ 163,554,685
Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	152,583,964	162,470,801
Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	920,689	665,187
Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	748,145	418,697
On Balance Sheet Exposure [Member] | Cash at bank [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	22,086,187	29,903,846
On Balance Sheet Exposure [Member] | Cash at bank [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	22,086,187	29,903,846
On Balance Sheet Exposure [Member] | Restricted Cash [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	19,035,154	14,132,034
On Balance Sheet Exposure [Member] | Restricted Cash [Member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	19,035,154	14,132,034
On Balance Sheet Exposure [Member] | Financial assets held under resale agreements [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,577,029	657,033
On Balance Sheet Exposure [Member] | Financial assets held under resale agreements [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	1,577,029	657,033
On Balance Sheet Exposure [Member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	6,182,229	1,156,095
On Balance Sheet Exposure [Member] | Financial assets at fair value through other comprehensive income [Member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	6,182,229	1,156,095
On Balance Sheet Exposure [Member] | Financial assets at amortized cost [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables		1,499,000
On Balance Sheet Exposure [Member] | Financial assets at amortized cost [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables		1,499,000
On Balance Sheet Exposure [Member] | Accounts and other receivables and contract assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	3,081,225	4,698,008
On Balance Sheet Exposure [Member] | Accounts and other receivables and contract assets [Member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	3,080,913	4,697,722
On Balance Sheet Exposure [Member] | Accounts and other receivables and contract assets [Member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	312	286
On Balance Sheet Exposure [Member] | Loans to consumers [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	102,290,974	111,508,669
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	100,622,452	110,425,071
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	920,689	665,187
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	747,833	418,411
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	67,470,208	68,017,023
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	65,376,106	67,368,608
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	¥ 2,094,102	¥ 648,415